FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Capital management (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Bank indebtedness		$ 0.4
Long-term debt	$ 7,609.9	5,318.3	$ 5,380.1
Lease liabilities	346.1	158.3	153.8
Derivative financial instruments	(110.8)	(199.5)
Cash and cash equivalents	(8.0)	(1.8)
Promissory note to the parent corporation	(996.0)	(160.0)
Net liabilities	6,841.2	5,115.7
Equity	$ 155.9	$ (230.8)	$ (338.3)	$ 188.5